Related party transactions	9 Months Ended	12 Months Ended
	Sep. 25, 2021	Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Related Party Transactions
17.	Related party transactions

The Company recognized advances to certain related party members of $689 as of December 26, 2020 and $811 as of December 28, 2019 related to payments of fees on behalf of the members in connection with the GA Acquisition. These advances are reported in Advances to related parties within the Consolidated Balance Sheets. In 2020, the Company agreed that these advances would be settled through reduction of future distributions to members. The Company settled $122 of the advances in 2020 through a reduction of distributions to these members. Additionally, the Company pays fees to certain members for consulting services provided to the Company. Related party consulting fees of $200 and $200 are included in Selling, general, and administrative expenses in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 26, 2020 and December 28, 2019, respectively.

European Wax Center, Inc. and Subsidiaries
Related Party Transactions

12. Related party transactions

The Company recognized advances to certain related party members of zero and $689 as of September 25, 2021 and December 26, 2020, respectively, related to payments of fees on behalf of the members in connection with the GA Acquisition. These advances are reported in advances to related parties within the condensed consolidated balance sheets. These advances were settled in August 2021 through a reduction of the tax distribution to members made in connection with the Reorganization Transactions discussed in Note 1. Additionally, the Company paid fees to certain members for consulting services provided to the Company. Related party consulting fees of $17 and $33 for the 13 weeks ended September 25, 2021 and September 26, 2020, respectively, and $117 and $133 for the 39 weeks ended September 25, 2021 and September 26, 2020, respectively, are included in selling, general, and administrative expenses in the condensed consolidated statements of operations. The term of the consulting services agreement ended in August 2021.